Cover	Oct. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2024
Entity File Number	000-56277
Entity Registrant Name	Japan Food Tech Holdings, Inc.
Entity Central Index Key	0001857910
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	NV
Entity Address, Postal Zip Code	107-0062
Local Phone Number	81-90-6002-4978
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false